As filed with Securities and Exchange Commission on September 4, 2008
                                                Commission File Nos. 333-70384
                                                                     811-08401

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 --------------

                                    FORM N-4
                                 --------------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                | |

Post-Effective Amendment No. 31            |X|

                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 130                           |X|

                                 --------------
                            JNLNY Separate Account I
                           (Exact Name of Registrant)
                                 --------------

               Jackson National Life Insurance Company of New York
                               (Name of Depositor)

                2900 Westchester Avenue, Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (517) 381-5500

                              Thomas J. Meyer, Esq.
              Senior Vice President, Secretary and General Counsel
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951
                     (Name and Address of Agent for Service)

                                    Copy to:

                            Anthony L. Dowling, Esq.
                     Jackson National Life Insurance Company
                                 1 Corporate Way
                                Lansing, MI 48951



It is proposed that this filing will become effective:

___  immediately upon filing pursuant to paragraph (b)
_X_  on September 12, 2008, pursuant to paragraph (b)
___  60 days after filing pursuant to paragraph (a)(1)
___  on [date] pursuant to paragraph (a)(1) of Rule 485


If appropriate, check the following box:

_X_ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: the variable portion of Flexible Premium Fixed and Variable Deferred Annuity contracts.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 31, is to designate a new effective date of the Post-Effective Amendment No. 30, which was filed on July 7, 2008 (Accession No. 0000927730-08-000136). Parts A, B and C of Post-Effective Amendment No. 30 are unchanged and hereby incorporated by reference.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment and has caused this post-effective amendment to be signed on its behalf, in the City of Lansing, and State of Michigan, on this 4th day of September, 2008.

JNLNY Separate Account I
(Registrant)

Jackson National Life Insurance Company of New York

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

Jackson National Life Insurance Company of New York
(Depositor)

By:  THOMAS J. MEYER
     Thomas J. Meyer
     Senior Vice President, General Counsel,
     Secretary and Director

As required by the Securities Act of 1933, this post-effective amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Clark P. Manning, Jr.                               Date
President and Chief Executive Officer

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Andrew B. Hopping,                                  Date
Executive Vice President, Chief Financial Officer and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Herbert G. May III                                  Date
Chief Administrative Officer and Director

THOMAS J. MEYER                                     September 4, 2008
--------------------------------------------        -----------------
Thomas J. Meyer                                     Date
Senior Vice President, General Counsel, Secretary and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
John H. Brown                                       Date
Vice President and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Marianne Clone                                      Date
Vice President and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Julia A. Goatley                                    Date
Vice President; Senior Counsel; Assistant
Secretary; Chief Compliance Officer, Separate
Accounts; Chief Risk Officer and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Russell E. Peck                                     Date
Vice President and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Gregory B. Salsbury                                 Date
Vice President and Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Donald B. Henderson, Jr.                            Date
Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
David C. Porteous                                   Date
Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Donald T. DeCarlo                                   Date
Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
Gary A. Torgow                                      Date
Director

THOMAS J. MEYER*                                    September 4, 2008
--------------------------------------------        -----------------
John C. Colpean                                     Date
Director

* Thomas J. Meyer, Senior Vice President,
Secretary, General Counsel and Attorney-in-Fact